Unaudited Condensed Consolidated Statements of Changes in Shareholders Equity - USD ($)	Total	Ordinary Shares	Accumulated other comprehensive Income (loss)	Additional Paid in Capital	Statutory Reserve	Retained Earnings (Accumulated Deficits)	Total Farmmi, Inc.'s Shareholders' Equity	Noncontrolling Interest	Class A Ordinary Stock	Class B Ordinary Stock	Subscription Receivable
Balance, shares at Sep. 30, 2024		889,906
Balance, amount at Sep. 30, 2024	$ 170,016,237	$ 2,135,791	$ (7,664,144)	$ 161,571,245	$ 697,443	$ 13,248,995	$ 169,989,330	$ 26,907
Issuance of ordinary shares for promissory notes redemption, shares		100,182
Issuance of ordinary shares for promissory notes redemption, amount	338,009	$ 240,437	0	97,572	0	0	338,009	0
Issuance of ordinary shares for warrants exercised, shares		325,825
Issuance of ordinary shares for warrants exercised, amount	781,980	$ 781,980	0	0	0	0	781,980	0
Reverse share-split adjustment, shares		706
Reverse share-split adjustment, amount	0	$ (1,694)	0	1,694	0	0	0	0
Foreign currency translation loss	(4,654,965)	0	(4,654,965)	0	0	0	(4,654,965)	0
Disposal of subsidiaries	0	0	0	0	(10,270)	10,270	0	0
Net loss for the period	(251,658)	0	0	0	0	(44,016)	(44,016)	(207,642)
Balance, amount at Mar. 31, 2025	166,229,603	$ 3,156,514	(12,319,109)	161,670,511	687,173	13,215,249	166,410,338	(180,735)
Balance, shares at Mar. 31, 2025		1,315,207
Balance, shares at Sep. 30, 2025									5,481,874
Balance, amount at Sep. 30, 2025	123,857,452		(11,313,205)	161,426,802	687,173	(39,839,384)	124,117,884	(260,432)	$ 13,156,498	$ 0	$ 0
Foreign currency translation loss	2,476,504		2,476,504	0	0	0	2,476,504	0	0	0	0
Net loss for the period	(37,590,421)		0	0	0	(37,110,281)	(37,110,281)	(480,140)	0	0	0
Change of par value effect	0		0	13,156,498	0	0	0	0	$ (13,156,498)	0	0
Issuance of ordinary shares for warrants exercised, shares									8,333,334
Issuance of ordinary shares for warrants exercised, amount	2,000,000		0	20,000,002	0	0	2,000,000	0	$ 0	$ 0	(18,000,002)
Reclassification of Class A shares to Class B Shares, shares									(1,791)	1,791
Reclassification of Class A shares to Class B Shares, amount	0		0	0	0	0	0	0	$ 0	$ 0	0
Balance, amount at Mar. 31, 2026	$ 90,743,535		$ (8,836,701)	$ 194,583,302	$ 687,173	$ (76,949,665)	$ 91,484,107	$ (740,572)	$ 0	$ 0	$ (18,000,002)
Balance, shares at Mar. 31, 2026									13,813,417	1,791